EQUIPMENT - Disclosure of property, plant and equipment (Details) - CAD ($)	12 Months Ended
	Nov. 30, 2023	Nov. 30, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 24,801
Ending balance	0	$ 24,801
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	289,041	302,886
Disposal	(292,320)	(16,243)
Foreign currency translation adjustment	3,279	2,398
Ending balance	0	289,041
Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(264,240)	(8,698)
Amortization	2,326	17,140
Disposal	(269,503)	(5,375)
Impairment		236,677
Foreign currency translation adjustment	2,937	7,100
Ending balance	0	(264,240)
Computer [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	11,437
Ending balance	0	11,437
Computer [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	23,031	24,028
Disposal	(23,392)	0
Foreign currency translation adjustment	361	(997)
Ending balance	0	23,031
Computer [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(11,594)	(1,716)
Amortization	1,593	9,236
Disposal	(13,367)	0
Impairment		0
Foreign currency translation adjustment	180	642
Ending balance	0	(11,594)
Furniture [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	11,004
Ending balance	0	11,004
Furniture [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	19,461	19,271
Disposal	(19,667)	0
Foreign currency translation adjustment	206	190
Ending balance	0	19,461
Furniture [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(8,457)	(5,473)
Amortization	554	2,688
Disposal	(9,092)	0
Impairment		0
Foreign currency translation adjustment	81	296
Ending balance	0	(8,457)
Vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0
Ending balance	0	0
Vehicles [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	16,014
Disposal	0	(16,243)
Foreign currency translation adjustment	0	229
Ending balance	0	0
Vehicles [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	(1,218)
Amortization	0	4,210
Disposal	0	(5,375)
Impairment		0
Foreign currency translation adjustment	0	(53)
Ending balance	0	0
Leasehold Improvement [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,360
Ending balance	0	2,360
Leasehold Improvement [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,644	3,826
Disposal	(3,703)	0
Foreign currency translation adjustment	59	(182)
Ending balance	0	3,644
Leasehold Improvement [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,284)	(291)
Amortization	179	1,006
Disposal	(1,486)	0
Impairment		0
Foreign currency translation adjustment	23	(13)
Ending balance	0	(1,284)
Demo Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0
Ending balance	0	0
Demo Equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	242,905	239,747
Disposal	(245,558)	0
Foreign currency translation adjustment	2,653	3,158
Ending balance	0	242,905
Demo Equipment [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(242,905)	0
Amortization	0	0
Disposal	(245,558)	0
Impairment		236,677
Foreign currency translation adjustment	2,653	6,228
Ending balance	$ 0	$ (242,905)